Investment Objectives and Goals - GABELLI GOLD FUND INC	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF THE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with long-term capital appreciation.